INTANGIBLE ASSETS, NET - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INTANGIBLE ASSETS, NET
Amortization expenses	¥ 268,700	$ 36,810	¥ 627,146	¥ 584,460